FINANCIAL INSTRUMENTS - Financial Assets and Liabilities by Categories (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 955	€ 837
Financial liabilities	3,274	3,131
Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	981	653
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,257	2,391
Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	36	87
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,238	3,044
At amortized cost | Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	981	653
At amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,257	2,391
At amortized cost | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	34	85
At fair value through profit and loss | Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through profit and loss | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through profit and loss | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	34	85
At fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2	2
At fair value through OCI | Trade payables and fixed assets payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through OCI | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through OCI | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2	2
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	290	439
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	586	341
Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	79	57
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	290	442
At amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	290	439
At amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At amortized cost | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	3
At fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	73	40
At fair value through profit and loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through profit and loss | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through profit and loss | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	73	40
At fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	592	355
At fair value through OCI | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through OCI | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	586	341
At fair value through OCI | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 6	€ 14